Note 11 - Merger Agreement with Palvella Therapeutics, Inc.	9 Months Ended
Sep. 30, 2024
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Business Combination Disclosure [Text Block]

11.    Merger Agreement with Palvella Therapeutics, Inc.

On July 23, 2024, the Company and its wholly-owned subsidiary, Merger Sub entered into the Merger Agreement with Palvella whereby Merger Sub will merge with and into Palvella, with Palvella continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the Merger. If the Merger is completed, the business of Palvella will continue as the business of the combined organization. Consummation of the Merger is contingent on certain closing conditions as identified in the Merger Agreement, including among others, (1) approval by the Company's stockholders of the Required Voting Proposals, as defined in the Merger Agreement, (2) approval by the Palvella stockholders of the adoption of the Merger Agreement, (3) Nasdaq’s approval of the listing of the shares of the Company's common stock to be issued in connection with the Merger, (4) the effectiveness of the Registration Statement, and (5) consummation of the PIPE Financing, all in accordance with the terms of the Purchase Agreement.

Each party’s obligation to consummate the Merger is also subject to other specified customary conditions, including the representations and warranties of the other party being true and correct as of the date of the Merger Agreement and as of the closing date of the Merger, generally subject to an overall material adverse effect qualification, the performance in all material respects by the other party of its obligations under the Merger Agreement required to be performed on or prior to the date of the closing of the Merger and the absence of any material adverse effect affecting the other party that is continuing on the closing date.

Subject to the terms and conditions of the Merger Agreement, at the Effective Time, as defined in the Merger Agreement, (i) each then-outstanding share of Palvella capital stock will be converted into the right to receive a number of shares of the Company's common stock equal to the Exchange Ratio as defined in the Merger Agreement; and (ii) each then-outstanding Palvella stock option to purchase Palvella common stock will be assumed by the Company, subject to adjustment as set forth in the Merger Agreement. In connection with the Merger, and contingent on the approval of the Company's stockholders, the Company intends to amend the amended and restated articles of incorporation of the Company to increase the number of shares of authorized common stock, change the corporate name of the Company to “Palvella Therapeutics, Inc.” and adopt a new 2024 equity incentive plan. The provisions for calculating the Exchange Ratio are set forth in the Merger Agreement, and assume a valuation for Palvella equal to $95 million, and a valuation for Pieris equal to $21 million, provided, that (a) if Pieris’ net cash as of the closing is greater than $11 million, then Pieris’ valuation will be adjusted upwards on a dollar-for-dollar basis by the difference of: (i) Pieris' net cash, minus (ii) $11 million, and (b) if Pieris’ net cash is less than $11 million, then Pieris’ valuation will be adjusted downwards on a dollar-for-dollar basis by the difference of: (i) $11 million, minus (ii) Pieris’ net cash.

For the purposes of calculating the Exchange Ratio for each of Pieris and Palvella, the total number of shares of capital stock of such company issued and outstanding immediately prior to the Merger, expressed on a fully-diluted and as-converted to common stock basis, calculated using the treasury stock method, will be included in the calculation of the Exchange Ratio. Shares of Pieris common stock underlying Pieris stock options outstanding immediately prior to the Effective Time with an exercise price per share of less than the volume weighted average closing trading price of a share of Pieris common stock on the Nasdaq for the five consecutive trading days ending five trading days immediately prior to the date upon which the Merger occurs will be deemed to be outstanding, calculated using the treasury stock method, and all shares of Palvella common stock underlying outstanding Palvella stock options, warrants and other derivative securities will be deemed to be outstanding, calculated using the treasury stock method, subject to certain exceptions set forth in the Merger Agreement.

Under the terms of the Merger Agreement, on a pro forma basis, it is expected that upon the closing of the Merger, pre-Merger Company stockholders will own approximately 18% of the combined company and pre-Merger Palvella stockholders will own approximately 82% of the combined company, based on the number of shares of the Company's common stock expected to be issued in connection with the Merger, in each case, prior to the issuance of shares under a proposed concurrent private financing. The percentage of the combined company that pre-merger Palvella stockholders and pre-merger Pieris stockholders will own upon the closing of the merger is subject to further adjustment based on the amount of Pieris' net cash at the time of closing.

In connection with the Merger, Pieris will seek the approval or ratification, as applicable, by its stockholders of, among other things, (a) the issuance of the shares of Pieris common stock issuable in connection with the Merger under the rules of The Nasdaq Stock Market LLC pursuant to the terms of the Merger Agreement, (b) amendments to the amended and restated articles of incorporation of Pieris to (i) increase the number of shares of authorized common stock and (ii) change the name of Pieris to “Palvella Therapeutics, Inc.” (the approvals described in clause (a) and (b), the “Required Pieris Voting Proposals”) and (c) the adoption of a new 2024 equity incentive plan, in each case, as described in the Merger Agreement.

Each of Pieris and Palvella has agreed to customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants relating to (1) using reasonable best efforts to obtain the requisite approvals of their respective stockholders, (2) non-solicitation of alternative acquisition proposals, (3) the conduct of their respective businesses during the period between the date of signing the Merger Agreement and the closing of the Merger, (4) Pieris using its commercially reasonable efforts to maintain the existing listing of the Pieris common stock on Nasdaq and Pieris causing the shares of Pieris common stock to be issued in connection with the Merger to be approved for listing on Nasdaq prior to the closing of the Merger and (5) Pieris filing with the SEC and causing to become effective a registration statement to register the shares of Pieris common stock to be issued in connection with the Merger, or Registration Statement. The Registration Statement related to the Merger was included on the Form S-4 filed by the Company with the SEC on August 9, 2024, and was subsequently amended on September 23, 2024, October 15, 2024, November 5, 2024, and November 7, 2024. The Registration Statement was declared effective by the SEC on November 8, 2024.

The transaction is expected to close in the fourth quarter of 2024 and remains subject to stockholder approval.

Contingent Value Rights

At or prior to the Effective Time, Pieris will enter into a Contingent Value Rights Agreement, or CVR Agreement, with a rights agent, or Rights Agent, pursuant to which Pieris’ pre-Merger capital stockholders will receive one contingent value right, or a CVR, for each outstanding share of Pieris common stock held by such stockholder, or share of common stock underlying preferred stock held by such stockholder, on such date. Each CVR will represent the contractual right to receive payments upon the receipt of payments by Pieris or any of its affiliates under certain strategic partner agreements, including existing collaboration agreements pursuant to which Pieris may be entitled to milestones and royalties in the future and other out-licensing agreements for certain of Pieris’ legacy assets, and upon the receipt of certain research and development tax credits in favor of Pieris or any of its affiliates, in each case as set forth in, and subject to and in accordance with the terms and conditions of, the CVR Agreement.

The contingent payments under the CVR Agreement, if they become payable, will become payable to the Rights Agent for subsequent distribution to the holders of the CVRs. In the event that no such proceeds are received, holders of the CVRs will not receive any payment pursuant to the CVR Agreement. There can be no assurance that holders of CVRs will receive any amounts with respect thereto. The right to the contingent payments contemplated by the CVR Agreement is a contractual right only and will not be transferable, except in the limited circumstances specified in the CVR Agreement. The CVRs will not be evidenced by a certificate or any other instrument and will not be registered with the SEC. The CVRs will not have any voting or dividend rights and will not represent any equity or ownership interest in Pieris or any of its affiliates. No interest will accrue on any amounts payable in respect of the CVRs.

Termination Fees

The Merger Agreement contains certain termination rights of each of Pieris and Palvella, including, subject to compliance with the applicable terms of the Merger Agreement, the right of each party to terminate the Merger Agreement to enter into a definitive agreement for a superior proposal. Upon termination of the Merger Agreement under specified circumstances, Pieris may be required to pay Palvella a termination fee of $1.0 million and Palvella may be required to pay Pieris a termination fee of $2.0 million.

Securities Purchase Agreement

On July 23, 2024, and in connection with the executed Merger Agreement, Pieris entered into a securities purchase agreement, or the Purchase Agreement, with certain investors, including BVF Partners, L.P., an existing stockholder of Pieris, or the PIPE Investors, pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase (either for cash or in exchange for the termination and cancellation of outstanding convertible notes issued by Palvella), and Pieris agreed to issue and sell to the PIPE Investors, an aggregate of approximately 3,154,241 of shares of Pieris common stock at a price per share equal to $13.7299 multiplied by (x) 0.315478 divided by (y) the Exchange Ratio, or the Purchase Price, subject to adjustment as set forth in the Purchase Agreement, and/or in lieu of Pieris common stock to certain purchasers who so choose, pre-funded warrants, or the Pre-Funded Warrants, to purchase up to 2,592,585 shares of Pieris common stock at a purchase price per Pre-Funded Warrant equal to the Purchase Price minus $0.001, subject to adjustment as set forth in the Purchase Agreement, or the PIPE Financing. The Purchase Agreement contains customary representations and warranties of Pieris, on the one hand, and the PIPE Investors, on the other hand, and customary conditions to closing, including the consummation of the Merger. The gross proceeds from the PIPE Financing are expected to be approximately $78.9 million, before paying estimated expenses. The closing of the PIPE Financing is expected to occur in connection with and immediately following the consummation of the Merger.

The Pre-Funded Warrants do not expire, and each Pre-Funded Warrant will be exercisable at any time after the date of issuance of such Pre-Funded Warrant, subject to a beneficial ownership limitation. A holder of a Pre-Funded Warrant may not exercise such Pre-Funded Warrant if the holder, together with its affiliates, would beneficially own more than 4.99% or 9.99% of the number of shares of Pieris common stock outstanding immediately after giving effect to such exercise, provided, however, that a holder may increase or decrease the beneficial ownership limitation by giving 61 days’ notice to the Company, but not to any percentage in excess of 19.99%.

At or prior to the closing of the PIPE Financing, Pieris will enter into a registration rights agreement, or the Registration Rights Agreement, with the PIPE Investors pursuant to which the PIPE Investors will be entitled to certain resale registration rights with respect to shares of Pieris common stock issued to the PIPE Investors and any shares of Pieris common stock issued upon exercise of the Pre-Funded Warrants. Pursuant to the Registration Rights Agreement, the Company will be required to prepare and file a resale registration statement with the SEC within 30 days following the closing of the PIPE Financing. The Company shall use its commercially reasonable efforts to cause this registration statement to be declared effective by the SEC within 90 days following the closing of the PIPE Financing (or within 120 days following the PIPE Financing if the SEC reviews the registration statement).